Commitments and Contingencies - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($) Claim	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Loss Contingencies [Line Items]
Rent expense		$ 7,300,000	$ 6,200,000
Non-cancelable purchase commitments	$ 103,100,000	44,100,000
Letters of credit outstanding, amount	2,000,000	1,500,000	$ 1,000,000
Line of credit facility, current borrowing capacity	$ 0
Loss contingency, claims settled, number | Claim	0
Loan Purchase Commitments
Loss Contingencies [Line Items]
Non-cancelable purchase commitments		$ 1,900,000